Fees Summary	Dec. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,968,000
Previously Paid Amount	0.00
Total Fee Amount	271.78
Total Offset Amount	0.00
Net Fee	271.78
Narrative - Max Aggregate Offering Price	$ 1,968,000
Final Prospectus	true